OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 17, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating lease right of use assets		$ 2,050,985		$ 315,207	$ 546,350
Borrowing rate		4.75%		4.75%
Occupancy expense		$ 299,220	$ 102,217	$ 213,185	$ 101,702
Future lease payments				$ 322,806
Value of the future lease payments		$ 2,863,366
Current exchange rate	$ 6.7473
August 1 2019 [Member] | Jiu Si Cheng Investment Management [Member]
Current exchange rate		$ 6.4600
Rent and management fees		$ 46,440
Payment of security deposit		$ 92,655
Lease agreement, description		the 6.4600 current exchange rate at June 30, 2021) and the payment of a security deposit to the Landlord of RMB $598,553 ($92,655 at the 6.4600 current exchange rate at June 30, 2021).		right to renew for an additional term of 2 years and 8 months from December 1, 2021 to July 31, 2024. The lease also provided for payments of quarterly rent and management fees to the landlord for the initial term of a total of RMB 4,756,649 ($728,586 at the 6.5286 current exchange rate at December 31, 2020) and the payment of a security deposit to the Landlord of RMB 566,754
March 1 2021 [Member] | Chengdu Liangkang Investment [Member]
Current exchange rate		$ 6.4600
Rent and management fees		$ 736,323
Payment of security deposit		$ 87,733
Lease agreement, description		March 1, 2021, Yubo Global executed a lease agreement with Chengdu Liangkang Investment Co. to rent approximately 6,960 square meters of laboratory space in Chengdu China. The lease provides for a lease term of 5 years from March 1, 2021 to February 28, 2026.